INVESTMENT IN UNCONSOLIDATED ENTITY, NET - Narrative (Details)			1 Months Ended		4 Months Ended		6 Months Ended
	Sep. 11, 2025 CNY (¥)	Sep. 11, 2025 USD ($)	Aug. 31, 2025 CNY (¥)	Aug. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025	Dec. 12, 2024
Investment in Unconsolidated Entity [Line Items]
Percentage of equity interest										70.00%	19.00%
Investment income	¥ 201,384	$ 28,798
Payments to acquire equity securities					¥ 350,000	$ 50,049	¥ 350,000	$ 50,049	¥ 0
Hebei Mashiji New Technology Co Ltd
Investment in Unconsolidated Entity [Line Items]
Ownership percentage	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%		70.00%
Percentage of equity interest retained post transfer	19	19					19	19
Hebei Mashiji New Technology Co Ltd
Investment in Unconsolidated Entity [Line Items]
Payments to Acquire Businesses and Interest in Affiliates			¥ 1,200,000	$ 171,598			¥ 1,200,000	$ 171,598
Hebei Mashiji New Technology Co Ltd | Non-related investor
Investment in Unconsolidated Entity [Line Items]
Percentage of equity interest transferred	51.00%	51.00%					51.00%	51.00%